Note 6 - Related Party Transactions	3 Months Ended
Nov. 30, 2012
Notes
Note 6 - Related Party Transactions:

Note 6 – Related Party Transactions:

A shareholder of the Company advanced $10,000 to the Company in the prior year ended August 31, 2011.  The balance of the Stockholder’s loan was $10,000 at November 30, 2012. The loan carries no interest, is unsecured, has no maturity date and is payable upon demand.

November 30, 2012
Note Payable Related Party	$10,000